INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated August 15, 2017

to the Statement of Additional Information dated January 28, 2017 as Supplemented April 7, 2017

Effective July 27, 2017, the Board of Trustees of Advisers Investment Trust (the “Trust”) appointed David M. Whitaker as an Interested Trustee to the Board of Trustees of the Trust and elected Barbara J. Nelligan as President of the Trust and Dana A. Gentile as Vice President and Secretary of the Trust. Additionally, effective as of August 11, 2017, the Board accepted the resignation of Dina A. Tantra, as Trustee of the Trust. Finally, effective as of March 14, 2017, the Board elected Jennifer L. Gorham as Assistant Secretary of the Trust.

With the resignation of Ms. Tantra and with the appointments of Mses. Nelligan, Gentile and Gorham as officers of the Trust and the appointment of Mr. Whitaker as Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

•	All references to Ms. Tantra are removed from the Statement of Additional Information.

•	All references to Ms. Nelligan as Vice President are hereby revised to President.

•	All references to Ms. Gentile as Secretary are hereby revised to Vice President and Secretary.

•	On page 10, the table listing each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each Officer of the Trust, is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years

David M. Whitaker Year of Birth: 1971	Trustee	Indefinite/July 2017 to present	President, Foreside Financial Group, 2007 to present.	14	PAF Transportation

Daniel P. Houlihan Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present.	14	None

Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/ July 2014 to present	Director, Carne Global Financial Services, Inc., 2013 to present; Director of JOHCM (USA) Inc., 2014 to present; Independent Trustee, Manager Directed Portfolios, 2016-present; Independent Trustee, XAI Alternative Registered Trust, 2016 to present; Adviser, Wanzenburg Partners LLC, 2012 to 2013; Chief Operating Officer and Chief Financial Officer, Aurora Investment Management, 2010 to 2012.	N/A	N/A

Rita Tholt Year of Birth: 1960	Chief Compliance Officer	Indefinite/December 2016 to present	Director, Foreside Financial Group, LLC, 2016 to present; Director, Chief Compliance Officer, Tributary Funds, Inc., 2016 to present; Beacon Hill Fund Services, Inc., 2015 to 2016; Chief Compliance Officer, Nationwide Investment Advisors, LLC, 2012-2015	N/A	N/A

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/July 2011 to present	Fund Principal Financial Officer, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2009 to 2016	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Fund Principal Financial Officer, Foreside Financial Group, LLC, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2008 to present.	N/A	N/A

Dana Gentile Year of Birth: 1962	Vice President and Secretary	Indefinite/ December 2013 to present	Managing Director, Foreside Financial Group, LLC, 2016 to present; Managing Director, Beacon Hill Fund Services, Inc., 2016; Director, Beacon Hill Fund Services, Inc., 2013 to 2016; Senior Vice President, Citi Fund Services Ohio, Inc., 2007 to 2013; Secretary of Advisers Investment Trust, 2013 to present.	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ December 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present; Vice President of Advisers Investment Trust, 2012 to 2017.	N/A	N/A

Jennifer L. Gorham Year of Birth: 1981	Assistant Secretary	Indefinite/March 2017 to present	Director, Foreside Financial Group, 2016 to present; Director, Beacon Hill Fund Services, Inc., 2015 to 2016; Paralegal, Red Capital Group, LLC, 2011 to 2015.	N/A	N/A

•	On Page 11, in the table listing the dollar range of equity securities beneficially owned by each Trustee as of June 30, 2017, the first row is hereby deleted and is replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds within the Fund Complex Overseen by Trustee[1]
David M. Whitaker	None	None

•	On Page 11, in the table listing Trustee Compensation, the first row is hereby deleted and is replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund	Total Compensation from Trust[1]
David M. Whitaker	$0	$0

•	On Page 13, the first paragraph under the section titled “Trustee Attributes” is deleted and replaced with the following:

David M. Whitaker has been President of Foreside Financial Group, LLC since 2011. He previously served as its Chief Operating Officer & Counsel. With 20 years in the financial services industry, Mr. Whitaker oversees all aspects of Foreside’s business, including business and client development and firm strategy.

•	On Page 16, in the table listing the Portfolio Manager Holdings, the fourth row is hereby deleted in its entirety and an additional row is added to the end of the table as follows:

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Dollar Range of Shares in IFP US Equity Fund
Individual	Title	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Jennifer L. Gorham	Assistant Secretary	X

•	On Page 18, in the section titled “Distributor”, the second sentence is deleted and replaced with the following:

Mr. Whitaker is a Trustee of the Trust and President of Foreside.

This Supplement and the prospectus and Statement of Additional Information dated January 28, 2017 provide the information a prospective investor ought to know before investing and should be retained for future reference.

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